RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Jun. 01, 2022	Dec. 31, 2021
RECEIVABLES
Mineral Exploration Tax Credit	$ 3,001		$ 3,793
Goods and Services Tax	2,090		3,405
PST Rebate	556
Other (Note 12)	35		56
Total	$ 5,682	$ 74	$ 7,254